CONTINGENT LIABILITY	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Accounting Policies [Abstract]
CONTINGENT LIABILITY

CONTIGENT LIABILITY:

On March 20, 2014, the Company announced that it had been served with a complaint by Robert Lemke (carrying on business as Hoodoo Resources, LLC) and the Brent Thomson Family Trust, each minority partners as to a 12.5% interest in Idaho Industrial Minerals, LLC (“IIM”). Following preliminary review of the complaint by management and legal counsel, in addition to a separate declaratory action pending amongst the members of IIM, management believes that Thomson and Lemke are attempting to exercise derivative rights without the consent of the majority of the members of IIM and reject consideration paid to IIM with respect to the Company’s Helmer-Bovill Property in January 2013 pursuant to an August 10, 2001 agreement, as amended, between the Company and IIM (the “IIM Agreement”).

The IIM Agreement required the Company to deliver a total of 1.8 million shares to IIM for the Company to earn outright title to the mineral leases which comprise the Helmer-Bovill Property. The final tranche of 1.3 million shares was delivered to IIM on January 22, 2013. Thomson and Lemke allege they were deceitfully induced into signing the fourth amendment to the IIM Agreement. Thomson and Lemke are seeking specific performance in the return of the Helmer-Bovill Property. Preliminary review by the Company’s legal counsel can find no basis for a derivative rights action. The Company believes the probability of an economic outlay for this contingent liability is remote.

CONTINGENT LIABILITY:

On March 20, 2014, the Company announced that it had been served with a complaint by Robert Lemke (carrying on business as Hoodoo Resources, LLC) and the Brent Thomson Family Trust, each minority partners as to a 12.5% interest in Idaho Industrial Minerals, LLC (“IIM”). Following preliminary review of the complaint by management and legal counsel, in addition to a separate declaratory action pending amongst the members of IIM, management believes that Thomson and Lemke are attempting to exercise derivative rights without the consent of the majority of the members of IIM and reject consideration paid to IIM with respect to the Company’s Helmer-Bovill Property in January 2013 pursuant to an August 10, 2001 agreement, as amended, between the Company and IIM (the “IIM Agreement”).

The IIM Agreement required the Company to deliver a total of 1.8 million shares to IIM for the Company to earn outright title to the mineral leases which comprise the Helmer-Bovill Property. The final tranche of 1.3 million shares was delivered to IIM on January 22, 2013. Thomson and Lemke allege they were deceitfully induced into signing the fourth amendment to the IIM Agreement. Thomson and Lemke are seeking specific performance in the return of the Helmer-Bovill Property. Preliminary review by the Company’s legal counsel can find no basis for a derivative rights action. The Company believes the probability of an economic outlay for this contingent liability is remote.